Shareholders' Equity (Details)		1 Months Ended		12 Months Ended
	Jul. 09, 2024 USD ($) Y $ / shares shares	Aug. 31, 2024 USD ($)	Apr. 30, 2023 shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jul. 08, 2024 $ / shares
Shareholders' Equity
Shares issued price per share | $ / shares				$ 1.35	$ 6.4
Exercise price of warrants | $ / shares				$ 1.35
Issuance of common stock to vendors (in shares)				32,346	5,000
Weighted average price (per share) | $ / shares				$ 2.37	$ 3.16
Issuance of common stock upon exercise of warrant				225,000
Percentage of numbers of shares issued upon exercise of existing warrants	150.00%
Proceeds from the exercise of warrants | $				$ 305,241	$ 4,450,172
Total issuance costs | $	$ 7,500,000				374,774
Financial advisory, banker, and legal fees | $	400,000
Warrant modification - incremental value | $	$ 7,200,000				$ 7,177,683
Pre-funded warrants
Shareholders' Equity
Exercise price of warrants | $ / shares				$ 0.001	$ 0.02
Issuance of common stock upon exercise of warrant				1,491,480	537,500
New warrants
Shareholders' Equity
Exercise price of warrants | $ / shares					$ 6.4
Issuance of common stock upon exercise of warrant					34,816
Aggregate warrants issued (shares)	1,054,688
New warrants | Dividend yield
Shareholders' Equity
Warrants and Rights Outstanding	0
New warrants | Expected term
Shareholders' Equity
Warrants and Rights Outstanding | Y	5
New warrants | volatility
Shareholders' Equity
Warrants and Rights Outstanding	1.2725
New warrants | Risk free interest
Shareholders' Equity
Warrants and Rights Outstanding	0.0424
Existing Warrants
Shareholders' Equity
Exercise price of warrants | $ / shares	$ 6					$ 6.4
Issuance of common stock upon exercise of warrant	703,125
Proceeds from the exercise of warrants | $	$ 4,200,000
Warrant modification and new warrants
Shareholders' Equity
New warrants issued | $	$ 7,200,000
Public offering
Shareholders' Equity
Number of shares issued				4,064,080
Public offering | Pre-funded warrants
Shareholders' Equity
Number of common warrants to purchase shares issued				1,491,480	537,500
At Market Issuance sales
Shareholders' Equity
Number of shares issued				1,758,725	229,078
Weighted average price (per share) | $ / shares				$ 2.68	$ 4.72
Percentage of gross proceeds from sales of shares under ATM		3.00%
Aggregate offering price | $		$ 5,800,000
Convertible debt | Pontifax
Shareholders' Equity
Issuance of common stock from conversion of debt (in shares)			36,790		36,790
Conversion price | $ / shares					$ 6.91
Common Stock
Shareholders' Equity
Number of shares issued				1,758,725	229,078
Issuance of common stock to vendors (in shares)				32,346	5,000
Issuance of common stock from conversion of debt (in shares)					36,790
Common Stock | New warrants
Shareholders' Equity
Issuance of common stock upon exercise of warrant				225,000	34,816
Common Stock | Existing Warrants
Shareholders' Equity
Issuance of common stock upon exercise of warrant					703,125
Common Stock | Public offering
Shareholders' Equity
Number of shares issued					204,694
Common Stock | Convertible debt
Shareholders' Equity
Reduction in conversion price as percentage of closing price of the common stock on the day before the delivery of the conversion notice					90.00%